INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in associates (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Total OCI		$ 3,189,014	$ 3,320,098
OCI (Equity method)		5,020	8,151	$ 2,581
OCI (CTA)		339,475	104,955	1,043,593
OCI (Deferred tax)		(65,327)	(22,409)	$ (174,734)
Investments in associates		$ 1,973,092	$ 1,894,024
P.A. Viva Malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Development and operation of commercial spaces	Development and operation of commercial spaces	Development and operation of commercial spaces
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	49.00%	49.00%	49.00%
Included in earnings		$ 56,116	$ 138,100
Investments in associates		$ 1,263,765	$ 1,249,818
Proteccion S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Administration of pension funds and severances	Administration of pension funds and severances	Administration of pension funds and severances
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	20.58%	20.58%	20.58%
Included in earnings		$ 59,959	$ 90,844
Total OCI		15,529	15,264
OCI (Equity method)		264	(159)
OCI (Deferred tax)		(56)	(81)
Investments in associates		$ 582,073	$ 546,545
Titularizadora Colombiana S.A. Hitos
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Mortgage portfolio securities	Mortgage portfolio securities	Mortgage portfolio securities
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	26.98%	26.98%	26.98%
Included in earnings		$ 2,274	$ 3,383
Total OCI		(1,398)	(1,569)
OCI (Equity method)		172	(86)
OCI (Deferred tax)		(7)	1
Investments in associates		$ 36,081	$ 37,048
Redeban Multicolor S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Network data transmission services	Network data transmission services	Network data transmission services
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	20.36%	20.36%	20.36%
Included in earnings		$ 816	$ 3,305
Total OCI		(651)	(651)
OCI (Deferred tax)		1	2
Investments in associates		$ 22,256	$ 21,440
ACH Colombia S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Electronic transfer services	Electronic transfer services	Electronic transfer services
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	19.94%	19.94%	19.94%
Included in earnings		$ 9,191	$ 6,252
Total OCI		(952)	(952)
OCI (Deferred tax)		3	3
Investments in associates		$ 13,505	$ 10,187
P.A La Felicidad.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate development	Real estate development
Country	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%
Investments in associates		$ 12,027
Servicio Salvadoreno de Proteccion, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Custodial services and transfer of monetary types	Custodial services and transfer of monetary types	Custodial services and transfer of monetary types
Country	El Salvador	El Salvador	El Salvador
Percentage of Ownership interest	25.00%	25.00%	25.00%
Included in earnings		$ 241	$ 311
Total OCI		(727)	(727)
OCI (CTA)		(5)	(1)
OCI (Deferred tax)		(29)	50
Investments in associates		$ 9,914	$ 9,252
P.A Boreal
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate development	Real estate development
Country	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%
Included in earnings		$ 6
Investments in associates		$ 9,722
P.A Madrid II
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate development	Real estate development
Country	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%
Investments in associates		$ 7,166
Servicios Financieros, S.A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Processing of financial transactions and electronic payment methods	Processing of financial transactions and electronic payment methods	Processing of financial transactions and electronic payment methods
Country	El Salvador	El Salvador	El Salvador
Percentage of Ownership interest	49.78%	49.78%	47.86%
Included in earnings		$ 395	$ (276)
Total OCI		9	9
OCI (CTA)		36	(1)
Investments in associates		$ 5,991	$ 3,173
Percentage of voting equity interests acquired		1.92%
Capital contributions to associates	$ 669,999
Servicios de Identidad Digital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Provide digital citizens services	Provide digital citizens services	Provide digital citizens services
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	33.33%	33.33%	33.00%
Included in earnings		$ (2,798)
Investments in associates		4,905	$ 2,369
Capital contributions to associates		$ 5,333
Internacional Ejecutiva de Aviacion S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Aircraft and aircraft travel	Aircraft and aircraft travel	Aircraft and aircraft travel
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	33.33%	33.33%	33.33%
Included in earnings		$ (2,827)	$ (100)
Total OCI		(844)	350
OCI (Equity method)		(1,194)	354
OCI (Deferred tax)		12	(12)
Investments in associates		4,338	$ 12,758
Capital contributions to associates		$ 4,399
ACH de El Salvador, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Electronic transfer services	Electronic transfer services	Electronic transfer services
Country	El Salvador	El Salvador	El Salvador
Percentage of Ownership interest	25.00%	25.00%	25.00%
Included in earnings		$ 204	$ 166
Total OCI		6	6
OCI (CTA)		(56)	(6)
Investments in associates		$ 1,349	$ 1,434
Reintegra S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Collections and recovery of portfolio	Collections and recovery of portfolio	Collections and recovery of portfolio
Country	Colombia	Colombia	Colombia
Percentage of Ownership interest	46.00%	46.00%	46.00%
Included in earnings			$ 2,099
Total OCI		$ 1,742	1,742
OCI (Deferred tax)			26
Investments in associates		0	0
Capital contributions to associates		1,612	$ 3,775
Concesiones CCFC S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity			Construction of public works through an awarding system
Country			Colombia
Percentage of Ownership interest			25.50%
Included in earnings			$ 2,069
OCI (Equity method)			757
OCI (Deferred tax)			(34)
Net investments in associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Included in earnings		123,577	246,153
Total OCI		12,714	13,472
OCI (Equity method)		(758)	866
OCI (CTA)		(25)	(8)
OCI (Deferred tax)		(76)	(45)
Investments in associates		$ 1,973,092	$ 1,894,024
P.A. La Felicidad, P.A. Boreal and P.A. Madrid II
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of voting equity interests acquired		20.00%
Capital contributions to associates		$ 28,910